Equity	12 Months Ended
Mar. 31, 2020
Disclosure of classes of share capital [abstract]
Equity
19.	Equity
Changes in ordinary shares for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	(Thousands of shares)
	2018	2019	2020
Total number of authorized shares:
End of the year	750,000	750,000	750,000
Total number of issued shares:
Beginning of the year	2,604,733	260,473	260,473
Changes during the year	(2,344,260)	—	—

End of the year	260,473	260,473	260,473

Note: The number of shares is rounded to the nearest thousand.
The shares issued by the Company are ordinary shares with no par value that have no restrictions on any rights. The Company implemented share consolidation with a ratio of 10 shares of common stock to 1 share as of October 1, 2017.
Changes in treasury shares as of March 31, 2018, 2019, and 2020, are as follows:

	(Thousands of shares)
	2018	2019	2020
Ordinary shares
Beginning of the year	6,149	702	763
Changes during the year	(5,447)	61	123

End of the year	702	763	886

Surplus
The Companies Act of Japan (the “Companies Act”) provides that an amount of 50% or more of contribution at the share issuance may be incorporated into share capital and the remaining into capital reserve. The capital reserve may be incorporated into share capital upon the resolution at the shareholders’ meeting.
The Companies Act requires that an amount equivalent to 10% of dividends of surplus must be appropriated as capital reserve or retained earnings reserve. No further appropriations are required when the total amount of capital reserve and retained earnings reserve equals 25% of share capital. The appropriated retained earnings reserve may be used to offset losses carried forward. The Companies Act also provides that retained earnings reserve may be reduced upon the resolution at the shareholders’ meeting.

Share premium in the consolidated financial statements includes capital reserve and other capital surplus in the non-consolidated
financial statements of the Company. In addition, retained earnings include retained earnings reserve and other retained earnings. The amount that may be distributed is calculated based on the Company’s non-consolidated
financial statements prepared in accordance with the Companies Act and Japanese accounting standards.
A breakdown of other components of equity as of March 31, 2019, and 2020, is as follows:

	JPY (millions)
	2019	2020
Remeasurements of defined benefit plans	(37,575)	(35,326)
Exchange differences on translating foreign operations	(19,801)	(32,415)
Cash flow hedges	(650)	(609)
Equity instruments designated as measured at fair value through other comprehensive income	29,907	9,886

Total	(28,119)	(58,464)

Components of other comprehensive income included in
non-controlling
interests for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Remeasurements of defined benefit plans	1,447	(286)	(77)
Exchange differences on translating foreign operations	(662)	452	(2,371)
Cash flow hedges	—	—	15
Equity instruments designated as measured at fair value through other comprehensive income	—	(60)	(372)
Available-for-sale financial assets	320	—	—

Total	1,105	106	(2,805)

Other comprehensive income
The components of other comprehensive income and related tax expense and tax benefit for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Items that will not be reclassified to profit or loss
Equity instruments designated as measured at fair value through other comprehensive income
Decrease during the year	—	(4,021)	(25,696)

Tax benefit	—	986	5,399

Subtotal, net of tax	—	(3,035)	(20,297)

Remeasurements of defined benefit plans
Increase (decrease) during the year	3,770	(52,650)	2,839
Tax (expense) benefit	(402)	12,302	(679)

Subtotal, net of tax	3,368	(40,348)	2,160

Share of other comprehensive income of entities accounted for using the equity method
Increase (decrease) during the year	10	(371)	(84)

Subtotal	10	(371)	(84)

Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations
Decrease during the year	(7,124)	(846)	(17,014)
Reclassification adjustments	652	(28)	2,001

Subtotal, before tax	(6,472)	(874)	(15,013)
Tax benefit	38	139	237

Sub-total, net of tax	(6,434)	(735)	(14,776)

Cash flow hedges
(Decrease) increase during the year	(76)	(125)	87
Reclassification adjustments	(11)	(1)	(29)

Subtotal, before tax	(87)	(126)	58
Tax (expense) benefit	(5)	65	(36)

Sub-total, net of tax	(92)	(61)	22

Available-for-sale financial assets
Increase during the year	20,007	—	—
Reclassification adjustments	(5,480)	—	—
Subtotal, before tax	14,527	—	—
Tax expense	(6,065)	—	—
Subtotal, net of tax	8,462	—	—
Share of other comprehensive income of entities accounted for using the equity method
Decrease during the year	(275)	(2)	(175)
Reclassification adjustments	1,795	28	—

Subtotal, net of tax	1,520	26	(175)

Total other comprehensive income, net of tax	6,834	(44,524)	(33,150)